Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair presentation of the Company’s financial position, its results of operations and its cash flows, as applicable, have been made. Unaudited interim results are not necessarily indicative of the results for the full fiscal year. The accompanying unaudited condensed financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the years ended December 31, 2024 and 2025 appearing in the Company’s annual report on Form 20-F for the year ended December 31, 2025.

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. For consolidated subsidiaries where the Company’s ownership in the subsidiary is less than 100%, the equity interest not held by the Company is shown as non-controlling interests.

Use of estimates
(b)	Use of estimates

The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, allowance for credit loss, impairment provision for inventories, useful lives and impairment of long-lived assets, determination of the fair value of derivative instruments and derivative liability arising from foreign exchange forward contracts, accounting for deferred income taxes and valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

Foreign currencies and foreign currency translation
(c)	Foreign currencies and foreign currency translation

The functional and reporting currency of the Company is the United States Dollar (“US$”). The Company’s operating subsidiaries in China, Europe and the United States use their respective currencies, Renminbi (“RMB”), Pound (“GBP”), Euro (“EUR”) and US$, as their functional currencies.

The financial statements of Planet Image and its subsidiaries, other than subsidiaries with functional currency of US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution.

Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the unaudited condensed consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited condensed consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in unaudited condensed consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss.

The following table outlines the currency exchange rates that were used in preparing the unaudited condensed consolidated financial statements:

	As of December 31, 2025	As of June 30, 2026
Period end RMB: USD exchange rate	US$1=RMB7.0175	US$1=RMB6.8120
Period end EUR: USD exchange rate	US$1=EUR0.8547	US$1=EUR0.8772
Period end GBP: USD exchange rate	US$1=GBP0.7463	US$1=GBP0.7576

For the six months ended June 30,
	2025	2026
Average RMB: USD exchange rate	US$1=RMB7.1788	US$1=RMB6.9013
Average EUR: USD exchange rate	US$1=EUR0.9147	US$1=EUR0.8578
Average GBP: USD exchange rate	US$1=GBP0.7668	US$1=GBP0.7444

Accounts Receivable, net
(d)	Accounts Receivable, net

Accounts receivables are recognized in the period when the Group has sold products to its customers and when its right to consideration is unconditional. The Group adopted Accounting Standards Update (“ASU”) 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”) on January 1, 2023 using the modified retrospective transition approach. ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model. The adoption of the new standard did not have a material effect on the Group’s unaudited condensed consolidated financial statements.

Account receivables are stated net of provision of credit losses. The Group has developed a current expected credit loss (“CECL”) model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Group considers historical collection rates, current financial status, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses.

Inventories
(e)	Inventories

Inventories primarily consist of raw materials, goods in transit, work in progress and finished goods, are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Cost of inventory is determined by using the weighted average cost method. The Group writes down the cost of obsolete and slow-moving inventories to the estimated net realizable value, based on inventory obsolescence trends, historical experience, forecasted consumer demand and application of the specific identification method. As of December 31, 2025 and June 30, 2026, $1,043 and $1,119 were written down from the cost of inventories to their net realizable values, respectively.

Revenue recognition
(f)	Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) on January 1, 2019 and the Company’s revenue recognition policies are presented as below.

The Group’s revenues are mainly generated from the sales of compatible toner cartridges through offline and online channels. The Group provides products: (i) to offline overseas customers who own their brands on an ODM basis; (ii) to offline overseas dealers who primarily sell its self-branded products and white-label products to end consumers; and (iii) directly to customers on a retail basis under its self-owned brands through online retail platforms. There is no major difference in terms of product capability between the Company’s ODM products, white-label products, and self-own brand products, and the main difference lies in product packaging and pricing.

The Group usually enters into sales orders with customers or receives online sales orders, in which the Group identifies the only performance obligation is to transfer the promised products stated in the sales order. The Group performs shipping services before the products are delivered to the place designated by customers. Shipping service is determined as an activity to fulfill the Group’s promise to transfer the products, rather than another distinct performance obligation as it is performed before the customers obtain control of the products. In the normal course of business, the Group’s warranties are limited to product specifications, and the Company does not accept product returns unless the item is defective as manufactured. Accordingly, warranty costs are treated as a cost of fulfillment subject to accrual, rather than a performance obligation. The Company establishes provisions for both estimated returns and warranties when revenues are recognized.

Revenues represent the amount of consideration that the Group is entitled to, including products settlement price, net of value-added tax (“VAT”), surcharges, discounts and returns, if any. The transaction price is variable as adjusted by return allowances, rebates, which the Group estimates by using the expected value method and updates to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period. The Group considers itself a principal as it self-produces all the products. The Group recognizes revenue from the sales of compatible toner cartridges at a point in time when the control of products is transferred to the customers upon customers’ acceptance on a gross basis. Payment is usually required within four months after the issuance of invoice for offline customers and the consideration of online orders is collected in advance of shipment by online platform. Therefore, it is probable that the Group will collect substantially all of the consideration without existence of any significant financing component.

Disaggregation of Revenues

The Group disaggregates its revenues from contracts by sales channel and region, as the Group believes it best depicts how the nature, amount, timing and uncertainty of the revenues and cash flows are affected by economic factors. The Group’s disaggregation of revenues for the six months ended June 30, 2025 and 2026 are disclosed in Note 18 of these unaudited condensed consolidated financial statements.

Contract Balances

When either party to a revenue contract has performed, the Group presents the contract in the unaudited condensed consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. The Group merely incurs cost to obtain a contract with a customer. The Group presents any unconditional rights to consideration separately as a receivable. The Group does not have any contract assets. The balance of accounts receivable, net of allowance for credit loss were $50,643 and $55,127 as of December 31, 2025 and June 30, 2026, respectively.

The Group presents the consideration that a customer pays before the Group transfers products to the customer as a contract liability (advances from customers) when the payment is made. Advances from customers is the Group’s obligation to transfer products to a customer for which the Group has received consideration from the customer. As of December 31, 2025 and June 30, 2026, the balance of advances from customers amounted to $524 and $670, respectively. During the six months ended June 30, 2025 and 2026, the Group recognized revenue of $230 and $139 that was included in the balance of advances from customers as of December 31, 2024 and 2025, respectively.

Share-based Compensation
(g)	Share-based Compensation

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for all of its share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s grants of share-based awards without vesting conditions were classified as equity awards and are recognized in the financial statements based on their grant date fair value.

Concentration of risk
(h)	Concentration of risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash, restricted cash and accounts receivable. As of December 31, 2025 and June 30, 2026, the aggregate amounts of cash and restricted cash of $31,630 and $14,857, respectively, were held at major financial institutions located in the mainland China, and each bank account is insured by the government authority with the maximum limit of RMB500 (equivalent to $73). The aggregate amounts of cash and restricted cash of $22,279 and $9,966 were deposited with major financial institutions located outside the mainland China, and each bank account is insured with the minimum amount of $150. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

The Group’s exposure to credit risk associated with its trading and other activities is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes. Substantially all of the Group’s sales are made to customers located primarily in the U.S., Europe and Asia. The Company’s operating results could be adversely affected by government policies in the PRC on export business, foreign exchange rate fluctuations, and changes in local market conditions. No customer individually represented more than 10% of the Group’s total revenues for the six months ended June 30, 2025. For the six months ended June 30, 2026, approximately 13.9% of the Group’s revenues was generated from Customer A. As of December 31, 2025 and June 30, 2026, the Group’s accounts receivable from Customer A accounted for approximately 10.6% and 22.7%, respectively, and from Customer B accounted for approximately 14.0% and 19.2%, respectively, of total accounts receivable. No other customer individually represented more than 10% of total accounts receivable as of either date.

The Company’s inventory purchases from Supplier A accounted for approximately 1.8% and 13.4%, respectively, from Supplier B accounted for approximately 15.9% and 4.6%, respectively, and from Supplier C accounted for approximately 8.7% and 9.9%, respectively, of the Company’s total inventory purchases for the six months ended June 30, 2025 and 2026.

Recent accounting pronouncements
(i)	Recent accounting pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”) which requires detailed disclosures in the notes to financial statements disaggregating specific expense categories and certain other disclosures to provide enhanced transparency into the nature and function of expenses. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The requirements should be applied on a prospective basis while retrospective application is permitted. The Group does not expect to early adopt this guidance and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The amendments in ASU 2025-05 provide entities with a practical expedient to simplify the estimation of expected credit losses on current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606, Revenue from Contracts with Customers (“ASC 606”) by allowing the assumption that current conditions as of the balance sheet date will not change during the remaining life of the asset. ASU 2025-05 is effective for the Company for its annual reporting periods beginning July 1, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Group is currently evaluating the impact ASU 2025-05 will have on its future consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles -Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). The amendments modernize the recognition and disclosure framework for internal-use software costs, removing the previous “development stage” model and introducing a more judgment-based approach. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027 and for interim reporting periods beginning in that fiscal year. The Group is currently evaluating the impact ASU 2025-06 will have on its future consolidated financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07 expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. ASU 2025-07 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Group is currently evaluating the impact ASU 2025-07 will have on its future consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact ASU 2025-08 will have on its future consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”). The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. ASU 2025-10 is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-10.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Improvements to Interim Disclosure Requirements (“ASU 2025-11”). The amendments clarify disclosure requirements for interim financial statements. ASU 2025-11 is effective for interim periods beginning after December 15, 2026. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-11.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements (“ASU 2025-12”). ASU 2025-12 addresses suggestions received from stakeholders regarding the Accounting Standards Codification and makes other incremental improvements to U.S. GAAP. The update represents changes to the Codification that clarify, correct errors in or make other improvements to a variety of topics that are intended to make it easier to understand and apply. ASU 2025-12 is effective for fiscal years beginning after December 15, 2026 and interim periods within those fiscal years. Entities are required to apply the amendments to ASC 260 retrospectively. All other amendments may be applied prospectively or retrospectively. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-12.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the unaudited condensed consolidated financial statements upon adoption.

The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its unaudited condensed consolidated financial condition, results of operations, cash flows or disclosures.